Other Assets - Schedule of Other Assets — Non-Current (Details)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Schedule of Other Assets — Non-Current [Abstract]
Advance to suppliers	$ 9,497	$ 6,952	$ 32,077
Long-term deposits	62,857	46,008	54,038
Deferred offering costs			324,955
Other assets – non-current	$ 72,354	$ 52,960	$ 411,070